Expense Example (, Class R6, USD $)	0 Months Ended
Jan. 31, 2014
(Absolute Return Currency Fund (formerly John Hancock Currency Strategies Fund)) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,772
(Global Absolute Return Strategies Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,795
(Alternative Asset Allocation Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	2,718
(Emerging Markets Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	3,231
Expense Example, with Redemption, 5 Years	5,648
Expense Example, with Redemption, 10 Years	9,567
(Floating Rate Income Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,379
(Natural Resources Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	3,108
Expense Example, with Redemption, 5 Years	5,472
Expense Example, with Redemption, 10 Years	9,424
(Small Cap Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	389
(Strategic Income Opportunities Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	1,401
Expense Example, with Redemption, 5 Years	2,690
Expense Example, with Redemption, 10 Years	5,752
(Lifestyle Aggressive Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	838
Expense Example, with Redemption, 5 Years	1,597
Expense Example, with Redemption, 10 Years	3,599
(Lifestyle Balanced Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	977
Expense Example, with Redemption, 10 Years	2,240
(Lifestyle Growth Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	755
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	3,268
(Lifestyle Moderate Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	1,245
Expense Example, with Redemption, 5 Years	2,389
Expense Example, with Redemption, 10 Years	5,190
(Lifestyle Conservative Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	775
Expense Example, with Redemption, 5 Years	1,490
Expense Example, with Redemption, 10 Years	$ 3,390